Components of Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 119,158	$ 176,986	$ 196,205
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest	$ 119,158	$ 176,986	$ 196,205